STOCK-BASED COMPENSATION - Other equity instruments (Details)			12 Months Ended
	Jan. 01, 2023 EquityInstruments	Feb. 08, 2022 shares	Dec. 31, 2022 USD ($) EquityInstruments shares	Dec. 31, 2021 USD ($) EquityInstruments shares	Apr. 30, 2022 shares
ISPP
Share based compensation
Percentage of contribution to the plan by participants from their annual salaries			10.00%
Percentage of contribution to the plan by company on the participants contribution			50.00%
Total compensation cost			$ 10,100,000	$ 9,200,000
Number of common shares subscribed | shares			615,069	497,767
Value of common shares subscribed			$ 30,300,000	$ 27,500,000
Number of awards available for grant | shares			1,257,533	372,602
ISPP | Maximum
Share based compensation
Number of common shares reserved for issuance | shares					9,600,000
ISPP | Minimum
Share based compensation
Number of common shares reserved for issuance | shares					8,100,000
RSU
Share based compensation
Number of awards granted | EquityInstruments			656,091	317,114
Fair value at grant date			$ 46.84	$ 74.45
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market			31,600,000	23,600,000
Outstanding awards converted in relation to business combination | shares		324,884
Total compensation expense recorded in the general and administrative			$ 27,500,000	$ 21,500,000
RSU | Maximum
Share based compensation
Vesting period			3 years
PSU
Share based compensation
Number of awards granted | EquityInstruments			157,500	148,500
Fair value at grant date			$ 62.26	$ 92.75
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market			8,300,000	11,100,000
Outstanding awards converted in relation to business combination | shares		324,308
Fair value of the share based liability recognized on modification			17,900,000
Total compensation expense recorded in the general and administrative			16,300,000	$ 10,400,000
DSU
Share based compensation
Outstanding awards converted in relation to business combination | shares		91,840
Total compensation expense recorded in the general and administrative			$ 700,000
Subsequent events | RSU
Share based compensation
Number of awards granted | EquityInstruments	170,448